Leases Obligations	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases Obligations [Abstract]
Leases Obligations

15.	Leases Obligations

a.	Lease contracts

The Company leased space for its corporate offices and the lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 2 to 4 years in 2019 and there are options to buy the equipment for a nominal amount at the end of the terms of the lease.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b.	Liabilities for assets in a lease

The amount of liabilities for assets in a lease as of December 31, 2018 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	17,938	Ps.	(3,428)	Ps.	14,510

Less than two years	Ps.	13,460	Ps.	(2,330)	Ps.	11,130
Less than three years		11,819		(1,460)		10,359
Less than four years		11,008		(618)		10,390
Five years and over		1,851		(41)		1,810
Liabilities for assets in lease long term		38,138		(4,449)		33,689
Total liabilities for leased assets	Ps.	56,076	Ps.	(7,877)	Ps.	48,199

	2018
Operating lease commitment as of December 31, 2017	Ps.	62,948
Discount of the present value using the incremental loan rate as of January 1, 2018		(4,257)
Short term leases		(680)
Liabilities for assets in lease as of January 1, 2018		58,011

Acquisitions of assets in lease		5,425
Interest paid on leasing		(3,733)
Payment of lease obligations		(11,504)
Liabilities for assets in lease	Ps.	48,199

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	15,067	Ps.	(2,490)	Ps.	12,577

Less than two years	Ps.	13,445	Ps.	(1,525)	Ps.	11,920
Less than three years		11,496		(612)		10,884
Less than four years		1,850		(39)		1,811
Liabilities for assets in lease long term		26,791		(2,176)		24,615
Total liabilities for leased assets	Ps.	41,858	Ps.	(4,666)	Ps.	37,192

	2019
Liabilities for assets in lease as of December 31, 2018	Ps.	48,199
Acquisitions of assets in lease		8,957
Interest paid on leasing		(3,703)
Payment of lease obligations		(16,261)
Liabilities for assets in lease	Ps.	37,192

As of December 31, 2018 and 2019 the Company recognized Ps. 13,118 and Ps. 16,261 respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 8.23% as of January 1°, 2018, and 8.38% and 7.99% during the year 2018 and 2019. As of December 31, 2018 and 2019, Ps. 3,733 and Ps. 3,703 was recognized as interest on the liability for lease in the consolidated statement of income and other comprehensive income.